NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED JUNE 30, 2021

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Municipal Trust

Statement of Additional Information dated

August 3, 2020

Nuveen Multistate Trust I

Statement of Additional Information dated

September 30, 2020

Nuveen Multistate Trust III

Statement of Additional Information dated

September 30, 2020

Nuveen Multistate Trust IV

Statement of Additional Information dated

September 30, 2020

Nuveen Investment Trust

Statement of Additional Information dated

October 28, 2020

Statement of Additional Information dated

December 31, 2020

Nuveen Investment Trust II

Statement of Additional Information dated

October 28, 2020

Statements of Additional Information dated

November 27, 2020

Statement of Additional Information dated

December 31, 2020

Nuveen Investment Trust III

Statement of Additional Information dated

January 29, 2021

Nuveen Investment Trust V

Statements of Additional Information dated

January 29, 2021

Statement of Additional Information dated

April 30, 2021

Nuveen Investment Funds, Inc.

Statement of Additional Information dated

August 3, 2020

Statement of Additional Information dated

September 30, 2020

Statement of Additional Information dated

October 28, 2020

Statement of Additional Information dated

February 26, 2021

Statement of Additional Information dated

April 30, 2021

The following sub-section is added to the section entitled “Purchase and Redemption of Fund Shares – Shareholder Programs”:

Purchase In-Kind

Your Fund may allow the purchase of shares with investment securities (instead of cash), if it is determined that (i) the securities offered to your Fund are suitable for investment by the Fund and are appropriate, in type and amount, for investment by the Fund in light of its investment objectives, policies and current holdings; (ii) the Fund expects to continue to hold the securities received in-kind, subject to subsequent changes in investment determinations regarding particular securities or as the need to raise cash by selling portfolio securities may arise; and (iii) the purchase in-kind is in the best interest of your Fund and its existing shareholders. If your Fund accepts the in-kind securities, the shareholder will receive Fund shares equal in NAV to the market value of the securities received.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MUNSAI-0621P